Document And Entity Information	Dec. 16, 2022
Document Information Line Items
Entity Registrant Name	DIGITAL BRAND MEDIA & MARKETING GROUP, INC.
Trading Symbol	DBMM
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001127475
Document Period End Date	Dec. 16, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	FL
Entity File Number	333-85072
Entity Tax Identification Number	59-3666743
Entity Address, Address Line One	845 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	722-2706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Security Exchange Name	NONE